Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Nov. 04, 2025	Aug. 12, 2025	Nov. 30, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Nov. 30, 2025
C000262836
Account Value [Line Items]
Line Graph and Table Measure Name								Weitz Core Plus Bond ETF
Accumulated Value		$ 10,000		$ 10,080	$ 10,206	$ 10,280	$ 10,329
C000262837
Account Value [Line Items]
Line Graph and Table Measure Name								Weitz Multisector Bond ETF
Accumulated Value	$ 10,000		$ 10,078
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000		$ 10,052	$ 10,162	$ 10,225	$ 10,289
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,059